JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 90.0% (a)
Alabama — 2.3%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	313
Rev., 5.00%, 7/1/2028	350	447
Rev., 5.00%, 7/1/2029	375	487
Rev., 5.00%, 7/1/2030	250	330
Rev., 5.00%, 7/1/2031	175	230
Rev., 5.00%, 7/1/2032	150	195
Rev., 5.00%, 7/1/2033	325	421
Rev., 5.00%, 7/1/2034	375	485
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.73%, 12/10/2020 (b)	7,500	7,508
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,721
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	8,320	8,445
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	549
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,804
Southeast Alabama Gas Supply District (The), Project No. 1
Series A, Rev., 5.00%, 4/1/2021	2,865	2,909
Series A, Rev., 5.00%, 4/1/2022	3,220	3,410

Total Alabama		41,254

Alaska — 0.5%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2027	1,945	2,447
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,574
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,660
Series 1, Rev., 5.00%, 12/1/2030	875	1,161
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	570
State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,562

Total Alaska		8,974

Arizona — 1.7%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,167
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	157
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,744
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,162
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,983
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,519
Town of Marana, Excise Tax Series 2017B, Rev., 5.00%, 7/1/2021	100	103

Total Arizona		30,835

Arkansas — 0.6%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	408
City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,821
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	675
Rev., 5.00%, 3/1/2025	600	704
Rev., 5.00%, 3/1/2026	685	828
University of Arkansas Student Fee, UAMS Campus
Rev., 5.00%, 3/1/2025	500	595
Rev., 5.00%, 3/1/2026	1,000	1,187
University of Central Arkansas, Student Housing System
Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,665
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	127
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	277
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	206

Total Arkansas		11,493

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California — 12.8%
Alameda County Transport Authority, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,240
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,135
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021 (d)	1,275	1,325
Bay Area Toll Authority, Toll Bridge, San Francisco Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,846
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,873
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,465	8,956
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,270
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2021	750	779
Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,627
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.43%, 1/1/2021 (b)	3,250	3,253
California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	381
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	322
Rev., 5.00%, 10/1/2026	150	180
Rev., 5.00%, 10/1/2027	150	183
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	548
Series 2017A, Rev., 5.00%, 11/1/2024	800	903
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	3,121
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	312
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,697
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	374
COP, 5.00%, 10/1/2022	465	505
COP, 5.00%, 10/1/2023	1,000	1,136
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,623
Series C, Rev., 5.00%, 5/15/2022	750	801
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,601
Series B, Rev., 4.00%, 5/15/2024	365	411
Series C, Rev., 5.00%, 5/15/2024	700	812
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,195
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,300
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,997
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,949
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 5.00%, 3/1/2023	2,420	2,675
Series A, Rev., 5.00%, 3/1/2024	2,000	2,301
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,032
Eastern Municipal Water District, Water and Wastewater System
Series C, Rev., 5.00%, 7/1/2021	2,530	2,602
Series C, Rev., 5.00%, 7/1/2022	1,700	1,830

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,024
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	140
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,207
Series D, GO, 5.00%, 7/15/2026	1,225	1,479
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,297
Los Angeles Department of Water and Power System Series A, Rev., 5.00%, 7/1/2025	100	122
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	559
Series A, GO, 5.00%, 2/1/2023	685	756
Series A, GO, 5.00%, 8/1/2025	1,500	1,762
Series A, GO, 5.00%, 8/1/2026	1,800	2,110
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,354
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,168
Port of Oakland Rev., AMT, 5.00%, 5/1/2024 (e)	2,935	3,330
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,837
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	2,965
Series E, Rev., 5.00%, 8/15/2027	105	136
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	254
Series A, Rev., 5.00%, 4/1/2022	100	106
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	324
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,864
Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,048
San Francisco City and County Public Utilities Commission, Wastewater Revenue Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,348
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,863
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,573
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	32
Series B, GO, 5.00%, 8/1/2026	50	63
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,191
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021 (d)	1,000	1,028
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,175
GO, 5.00%, 11/1/2023	3,560	4,050
GO, 5.00%, 3/1/2026	13,210	15,819
GO, 5.00%, 9/1/2026	4,900	6,184
GO, 4.00%, 8/1/2028	4,000	4,768
GO, 4.00%, 8/1/2029	4,180	4,961
GO, 5.00%, 8/1/2029	7,830	9,713
GO, 4.00%, 8/1/2030	10,000	11,832
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	752
Rev., 5.00%, 3/1/2029	465	569
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	440
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	11,843

Total California		231,141

Colorado — 3.0%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2029	17,575	24,246
City of Aurora
COP, 3.00%, 12/1/2020	125	125
COP, 4.00%, 12/1/2022	375	403

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	105
Series A, COP, 5.00%, 12/1/2022	100	109
Series A, COP, 5.00%, 12/1/2024	100	113
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	6,030
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 3.00%, 6/15/2021	1,000	1,015
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,980
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	160
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,090	1,136
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	323
Series 2014A, GO, 5.00%, 12/1/2026	500	592
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	722
COP, 5.00%, 12/1/2023	500	502
COP, 5.00%, 12/1/2025	500	502
County of Eagle COP, 5.00%, 12/1/2022	200	219
Denver Convention Center Hotel Authority Rev., 4.00%, 12/1/2020	500	500
The Regents of the University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	878
Series 2017A-2, Rev., 5.00%, 6/1/2022	260	279
Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,774
Series A, Rev., 5.00%, 6/1/2022	560	600

Total Colorado		53,313

Connecticut — 1.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	750	750
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,662
State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,234
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,494

Total Connecticut		24,140

District of Columbia — 0.2%
District of Columbia, Children’s Hospital Rev., 5.00%, 7/15/2021	500	514
Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,532
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,414

Total District of Columbia		3,460

Florida — 1.7%
County of Miami-Dade, Stormwater Project
Rev., 5.00%, 4/1/2028	2,840	3,736
Rev., 5.00%, 4/1/2029	1,350	1,812
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	115	121
Rev., 5.00%, 10/1/2023	125	134
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	306
Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	667
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2026	10,000	12,638
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	771
State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,729

Total Florida		30,914

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia — 2.5%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,129
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,125
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,553
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	360
Rev., 5.00%, 7/1/2025	250	297
Rev., 5.00%, 7/1/2026	275	336
Rev., 5.00%, 7/1/2028	375	466
Rev., 4.00%, 7/1/2032	1,000	1,146
Development Authority for Fulton County, Tech Athletic
Rev., 5.00%, 10/1/2022 (d)	4,855	5,271
Rev., 5.00%, 10/1/2022	145	156
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,789
State of Georgia
Series I, GO, 5.00%, 7/1/2021	8,165	8,394
Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,349
Series F, GO, 5.00%, 7/1/2028	2,000	2,538

Total Georgia		45,909

Hawaii — 0.5%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	814
State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	7,974

Total Hawaii		8,788

Illinois — 8.1%
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2027	200	239
Series 2020C, GO, 4.00%, 11/1/2031	880	1,064
Series 2020C, GO, 3.00%, 11/1/2032	1,250	1,380
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	174
Champaign County Community Unit School District No. 4 Champaign
Series 2020A, GO, Zero Coupon, 1/1/2025	960	932
Series 2020A, GO, Zero Coupon, 1/1/2027	385	363
Series 2020A, GO, Zero Coupon, 1/1/2028	570	526
GO, 4.00%, 6/1/2028	1,255	1,529
GO, 4.00%, 6/1/2029	1,000	1,236
GO, 4.00%, 6/1/2030	1,285	1,566
GO, 4.00%, 6/1/2031	1,250	1,515
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,285
Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,756
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	6,094
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	6,046
City of Chicago
Series 2015C, GO, 5.00%, 1/1/2022 (d)	3,335	3,505
Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,706
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,297
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,391
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,481
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	605
Series C, Rev., AGM, 5.00%, 12/30/2026	680	839
Series C, Rev., AGM, 5.00%, 12/30/2027	710	888
Cook County Community Consolidated School District No. 65 Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,475
Cook County Community School District No. 97 Oak Park
GO, 4.00%, 1/1/2028	500	609
GO, 4.00%, 1/1/2029	375	453
GO, 4.00%, 1/1/2030	285	341
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,459
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,526
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,379

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County School District No. 69 Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	562
GO, 4.00%, 12/1/2027	490	596
GO, 4.00%, 12/1/2028	545	671
GO, 4.00%, 12/1/2029	515	629
GO, 4.00%, 12/1/2030	200	243
GO, 4.00%, 12/1/2031	820	989
GO, 4.00%, 12/1/2033	1,530	1,820
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	588
Series 2019B, GO, 5.00%, 12/1/2025	515	618
Cook County, Proviso Township High School District No. 209, Limited Tax
GO, 5.00%, 12/1/2022	2,975	3,242
GO, 5.00%, 12/1/2023	2,350	2,646
County of Cook, Township High School District No. 225 Series 2016A, GO, 5.00%, 12/1/2023	5	6
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	382
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,542
GO, 4.00%, 1/1/2029	650	787
GO, 4.00%, 1/1/2030	600	722
GO, 4.00%, 1/1/2031	1,000	1,196
GO, 4.00%, 1/1/2032	500	594
DuPage County School District No. 2 Bensenville GO, 4.00%, 5/1/2032	615	741
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	664
Glenview Park District
GO, 5.00%, 12/1/2026	300	375
GO, 5.00%, 12/1/2029	350	446
Grundy and Kendall Counties Consolidated Grade School District No. 60-C
GO, 4.00%, 2/1/2030	1,145	1,364
GO, 4.00%, 2/1/2031	1,190	1,409
GO, 4.00%, 2/1/2032	620	729
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	3,750	3,768
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	223
Rev., 5.00%, 10/1/2025	300	356
Rev., 5.00%, 10/1/2028	250	301
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,365
Rev., 4.00%, 1/15/2032	2,120	2,528
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	154
Series 2015C, Rev., 5.00%, 8/15/2022	500	535
Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,933
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	443
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	143
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	260
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	125
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	77
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	160
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	76
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	47
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	94
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	116
Series 2020A, GO, AGM, 4.00%, 12/1/2032	110	127
Series 2020A, GO, AGM, 4.00%, 12/1/2033	125	144
Lincoln Land Community College District No. 526
GO, 4.00%, 12/15/2021 (d)	440	457
GO, 5.00%, 12/15/2021	305	320
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	455
GO, AGM, 4.00%, 5/1/2026	200	232
GO, AGM, 4.00%, 5/1/2028	350	409
GO, AGM, 4.00%, 5/1/2029	1,000	1,161
McHenry County Community Unit School District No 200 Woodstock GO, 5.00%, 1/15/2021	300	302

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	867
GO, AGM, 4.00%, 4/1/2027	780	917
GO, AGM, 4.00%, 4/1/2028	410	490
GO, AGM, 4.00%, 4/1/2029	240	290
GO, AGM, 4.00%, 4/1/2030	375	451
GO, AGM, 4.00%, 4/1/2031	410	490
Peoria Public Building Commission
Series A, Rev., AGM, 4.00%, 12/1/2025	700	811
Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,175
Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,518
Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,525
Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	3,032
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,335
Series C, Rev., 5.00%, 1/1/2025	4,250	4,863
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,494
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,278
State of Illinois, Sales Tax, Junior Obligation
Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,700
Series A, Rev., 5.00%, 6/15/2022	4,600	4,866
Series A, Rev., 5.00%, 6/15/2023	4,600	5,019
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,740
Village of Arlington Heights
GO, 4.00%, 12/1/2028	1,890	2,357
GO, 4.00%, 12/1/2029	1,000	1,234
GO, 4.00%, 12/1/2030	500	613
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	1,042
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	300

Total Illinois		145,938

Indiana — 1.1%
City of Evansville, Sewage Works
Rev., 4.00%, 7/1/2027	985	1,195
Rev., 4.00%, 7/1/2028	1,015	1,250
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,480
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,126
Indiana Finance Authority, Health Obligated Group
Series C, Rev., 5.00%, 12/1/2021	2,355	2,464
Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,333
New Albany-Floyd County School Building Corp., First Mortgage
Rev., 5.00%, 7/15/2021	700	720
Rev., 5.00%, 7/15/2022	835	897
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,060
Series DD, Rev., 5.00%, 7/1/2027	10	13

Total Indiana		19,538

Iowa — 0.7%
Iowa Finance Authority, Health System Rev., VRDO, 0.68%, 12/10/2020 (c) (f)	13,100	13,100

Kansas — 1.1%
Butler County, Unified School District No. 375 Series 2014-1, GO, 4.00%, 9/1/2024	200	213
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	359
Rev., 5.00%, 9/1/2026	465	570
City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,386
Kansas Development Finance Authority Series F, Rev., 4.00%, 11/1/2029	6,820	8,141
Overland Park Development Corp., Overland Park Convention Center Hotel
Rev., 4.00%, 3/1/2022	1,455	1,464
Rev., 5.00%, 3/1/2023	1,520	1,567
Seward County Unified School District No. 480 Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,132

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	315
Wyandotte County Unified School District No. 202
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	483
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	274
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	414
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	512
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	478

Total Kansas		19,308

Kentucky — 1.1%
Carter County School District Finance Corp. Rev., 4.50%, 2/1/2021 (d)	250	252
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	268
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,770
Louisville and Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Co. Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,250	2,267
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,385
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,485

Total Kentucky		20,427

Louisiana — 1.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	180
Series C, Rev., 5.00%, 12/1/2022	270	291
Series 2018C, Rev., 5.00%, 12/1/2023	365	408
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	466
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,091
Series 2018C, Rev., 5.00%, 12/1/2026	500	611
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	448
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	764
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	648
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	386
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	7,017
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.76%, 12/10/2020 (b)	10,000	9,985
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Rev., 5.00%, 12/15/2022	230	251
Rev., 5.00%, 12/15/2025	250	304
Series 2020A, Rev., 5.00%, 4/1/2027	150	188
Series 2020A, Rev., 5.00%, 4/1/2028	165	211
Series 2020A, Rev., 5.00%, 4/1/2029	220	287
Series 2020A, Rev., 5.00%, 4/1/2030	130	172
Series 2020A, Rev., 5.00%, 4/1/2031	150	197
Series 2020A, Rev., 5.00%, 4/1/2032	150	195

Total Louisiana		24,100

Maryland — 0.4%
State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,485

Massachusetts — 3.7%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,158
Commonwealth of Massachusetts
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.69%, 2/1/2021 (b)	3,000	2,994
Series 2019C, GO, 5.00%, 5/1/2026	10,000	12,499
Series D, GO, 4.00%, 9/1/2030	8,290	9,611
Massachusetts Clean Water Trust (The), State Revolving Fund Rev., 5.00%, 8/1/2025	6,775	8,283

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,284
Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,313
Series 2020A, Rev., 5.00%, 10/1/2030	660	903
Series 2020A, Rev., 5.00%, 10/1/2031	585	795
Series 2020A, Rev., 5.00%, 10/1/2032	425	573
Series 2020A, Rev., 5.00%, 10/1/2033	450	603
Series 2020A, Rev., 5.00%, 10/1/2034	500	668
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,333
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.61%, 12/10/2020 (b)	10,000	10,015
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	618
Rev., 5.00%, 7/1/2026	435	525
Rev., 5.00%, 7/1/2027	420	518
Rev., 5.00%, 7/1/2028	525	658
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,382

Total Massachusetts		66,733

Michigan — 1.9%
Avondale School District Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,447
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	368
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	795
GO, 5.00%, 4/1/2028	245	318
Gerald R Ford International Airport Authority, Limited Tax
Rev., GTD, 5.00%, 1/1/2023	1,560	1,707
Rev., GTD, 5.00%, 1/1/2024	1,400	1,589
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	925
Jackson Public Schools
GO, Q-SBLF, 4.00%, 5/1/2025	570	661
GO, Q-SBLF, 4.00%, 5/1/2026	885	1,052
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,312
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,067
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,340
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,679
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Series CC, Rev., 1.45%, 9/1/2021 (c)	2,600	2,610
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	478
Series II, GO, 5.00%, 5/1/2028	600	784
Series II, GO, 5.00%, 5/1/2029	250	334
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2021	550	561
GO, Q-SBLF, 5.00%, 5/1/2022	500	534
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,697

Total Michigan		34,258

Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	238
Series 2019C, COP, 5.00%, 2/1/2024	295	334
Series 2019B, COP, 5.00%, 2/1/2025	185	217
Series 2019C, COP, 5.00%, 2/1/2025	310	363
Series 2019B, COP, 5.00%, 2/1/2026	195	236
Series 2019C, COP, 5.00%, 2/1/2026	320	388
Series 2019B, COP, 5.00%, 2/1/2027	185	230
Series 2019B, COP, 5.00%, 2/1/2028	175	223
Series 2019C, COP, 5.00%, 2/1/2028	350	445

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Airport Series A, Rev., 5.00%, 1/1/2022	1,000	1,048
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	108
Rev., 4.00%, 12/1/2025	185	203
Rev., 4.00%, 12/1/2026	185	205
Rev., 4.00%, 12/1/2027	195	219
Rev., 4.00%, 12/1/2028	240	271
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,647
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,143

Total Minnesota		7,518

Mississippi — 0.6%
County of Harrison, Tax-Exempt
Series A, GO, 5.00%, 10/1/2027	800	1,027
Series A, GO, 5.00%, 10/1/2028	345	453
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	4,029
Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	4,225
State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,728

Total Mississippi		11,462

Missouri — 0.7%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,047
City of St. Peters
COP, 4.00%, 5/1/2026	705	834
COP, 4.00%, 5/1/2027	730	882
COP, 4.00%, 5/1/2028	760	934
COP, 4.00%, 5/1/2029	760	946
COP, 4.00%, 5/1/2030	545	688
COP, 4.00%, 5/1/2031	550	702
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	370
Rev., 4.00%, 12/1/2029	200	250
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	226
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2021	300	308
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 1/1/2021	550	552
North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	371
St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2021	1,575	1,613
Rev., 5.00%, 7/1/2022	1,000	1,065
Rev., 5.00%, 7/1/2023	1,080	1,195

Total Missouri		11,983

Montana — 0.2%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	587
Missoula County Elementary School District No. 1 GO, 5.00%, 7/1/2024	520	608
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	712
GO, 5.00%, 8/1/2022	1,000	1,081

Total Montana		2,988

Nebraska — 0.1%
Southeast Community College, Tax Supported
COP, 5.00%, 12/15/2021	200	210
COP, 5.00%, 12/15/2026	275	351
COP, 5.00%, 12/15/2027	495	645
COP, 5.00%, 12/15/2028	540	713

Total Nebraska		1,919

New Hampshire — 0.5%
New Hampshire Municipal Bond Bank
Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,510
Series 2020A, Rev., 4.00%, 2/15/2031	1,240	1,541
Series 2020A, Rev., 4.00%, 2/15/2032	1,300	1,607
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,449

Total New Hampshire		9,107

New Jersey — 4.4%
Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 4.00%, 10/15/2030	475	598
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,259
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	963

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Passaic GO, 5.00%, 2/1/2021	90	90
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Series 2019B, Rev., GTD, 4.00%, 12/1/2034	790	972
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,733
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,171
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	222
Series 2020A, Rev., 5.00%, 7/1/2028	200	260
Series 2020A, Rev., 5.00%, 7/1/2029	270	358
Series 2020A, Rev., 5.00%, 7/1/2030	415	543
Series 2020A, Rev., 5.00%, 7/1/2032	725	939
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,506
Series A, Rev., 5.00%, 6/15/2029	5,350	6,213
Series A, Rev., 5.00%, 6/15/2031	4,750	5,476
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.85%, 1/1/2021 (b)	10,000	10,008
Passaic Valley Sewerage Commissioners, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,289
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,453
Series J, Rev., AGM, 3.00%, 12/1/2029	6,555	7,472
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,563
State of New Jersey, COVID-19 GO, 5.00%, 6/1/2025	7,330	8,709
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,163
Township of South Brunswick GO, 5.00%, 9/1/2022	425	461

Total New Jersey		78,421

New Mexico — 0.2%
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,288
GO, 5.00%, 8/1/2025	500	609
GO, 5.00%, 8/1/2026	650	815
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2103B, Rev., 5.00%, 6/1/2021	800	819

Total New Mexico		3,531

New York — 8.3%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,637
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Rev., 5.00%, 1/1/2021	815	818
Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	563
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	647
City of New York
Series 2012A-1, GO, 5.00%, 8/1/2021 (d)	2,190	2,261
Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,973
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,528
GO, 5.00%, 2/1/2023	1,000	1,103
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2026	365	461
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	861
GO, 4.00%, 12/1/2029	670	841
GO, 4.00%, 12/1/2030	695	862
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,198
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	611
Rev., 5.00%, 9/1/2027	500	645
Rev., 5.00%, 9/1/2028	750	961
Metropolitan Transportation Authority
Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 0.75%, 1/1/2021 (b)	4,570	4,531
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,274

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,542
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	888
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,273
Rev., AGM, 5.00%, 3/1/2029	2,000	2,596
Rev., AGM, 4.00%, 3/1/2031	2,500	3,084
Rev., AGM, 4.00%, 3/1/2032	1,500	1,837
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	5,869
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,250
Series 1, Rev., 4.00%, 7/1/2031	4,255	5,292
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,922
New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,924
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2020B, Rev., RAN, 5.00%, 3/31/2021	13,925	14,148
Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,147
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,027
Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,063
New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,259
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,770
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	328
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	332
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,855
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,234
Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,298
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	471
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,049
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,022
GO, 5.00%, 5/15/2023	1,000	1,119
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	950
GO, 4.00%, 11/1/2027	675	815
Triborough Bridge and Tunnel Authority
Subseries 2005B-2, Rev., VRDO, LOC: Citibank NA, 0.10%, 12/1/2020 (c)	19,400	19,400
Series A, Rev., 5.00%, 11/15/2024	3,290	3,646
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,812

Total New York		148,997

North Carolina — 1.2%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,727
State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	748

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.50%, 1/1/2021 (b)	5,750	5,754
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	489

Total North Carolina		21,718

Ohio — 1.3%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	390
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	5,000	5,050
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	182
Series 2018A, Rev., 5.00%, 10/1/2027	250	320
Series 2018A, Rev., 5.00%, 10/1/2028	250	322
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	233
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,612
Rev., 5.00%, 8/15/2024	1,655	1,908
Cuyahoga Ohio Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,855
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	258
Rev., 5.00%, 12/1/2026	625	647
Rev., 5.00%, 12/1/2029	800	829
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.54%, 12/10/2020 (b)	4,000	4,002
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,441
Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,308
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.35%, 12/10/2020 (c)	2,500	2,500

Total Ohio		23,857

Oklahoma — 1.5%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	479
Rev., 4.00%, 12/1/2029	415	524
Rev., 4.00%, 12/1/2030	435	546
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	421
Rev., 5.00%, 9/1/2026	820	966
Rev., 5.00%, 9/1/2027	1,250	1,498
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,613
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	805
Rev., 4.00%, 12/1/2027	1,255	1,486
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	485
Rev., 5.00%, 9/1/2029	1,175	1,516
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2029	300	367
Rev., 4.00%, 9/1/2030	430	524
Muskogee Industrial Trust, Public Schools Project
Rev., 5.00%, 9/1/2024	890	1,014
Rev., 5.00%, 9/1/2025	850	996
Rev., 5.00%, 9/1/2026	1,800	2,157
Rev., 5.00%, 9/1/2027	480	585
Rev., 4.00%, 9/1/2028	2,500	2,912
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	542
Rev., 5.00%, 10/1/2023	355	400
Rev., 5.00%, 10/1/2025	1,000	1,214
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,071

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	712
Rev., 4.00%, 9/1/2027	725	851
Rev., 4.00%, 9/1/2028	300	355

Total Oklahoma		27,039

Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	45
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,113
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,842

Total Oregon		3,000

Pennsylvania — 8.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,664
Rev., 5.00%, 12/1/2022	3,000	3,282
Rev., 5.00%, 12/1/2023	4,000	4,563
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,057
Rev., 5.00%, 11/1/2024	1,000	1,075
Charleroi Borough Authority, Water System
Rev., AGM, 4.00%, 12/1/2024	175	199
Rev., AGM, 4.00%, 12/1/2025	150	175
Rev., AGM, 4.00%, 12/1/2026	100	119
Rev., AGM, 4.00%, 12/1/2027	125	150
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	311
Series 2020A, Rev., 5.00%, 9/1/2027	200	255
Series 2020A, Rev., 5.00%, 9/1/2028	175	226
Series 2020A, Rev., 5.00%, 9/1/2029	175	230
City of Philadelphia, Water and Wastewater
Series A, Rev., 5.00%, 7/1/2022	1,510	1,623
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,016
City of Pittsburgh
Series 2020A, GO, 5.00%, 9/1/2027	350	451
Series 2020A, GO, 5.00%, 9/1/2028	385	504
Series 2020A, GO, 4.00%, 9/1/2029	350	426
Series 2020A, GO, 4.00%, 9/1/2030	500	604
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	592
Commonwealth of Pennsylvania GO, 4.00%, 11/15/2028	5,000	5,166
County of Chester GO, 4.00%, 7/15/2028	2,500	3,135
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,780
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,812
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,829
Series 2020B, GO, 4.00%, 9/1/2030	1,690	2,003
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	886
Series A, GO, 4.00%, 10/1/2027	1,565	1,840
Series A, GO, 4.00%, 10/1/2028	920	1,077
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,907
East Stroudsburg Area School District GO, 3.00%, 9/1/2027	1,845	2,129
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project
Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,046
Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,527
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,153
Panther Valley School District
GO, 2.00%, 10/15/2026	750	781
GO, 2.00%, 10/15/2027	680	703
GO, 2.00%, 10/15/2028	300	308
GO, 2.00%, 10/15/2029	300	307
Penn Hills School District
GO, 5.00%, 10/1/2026	4,845	6,012
GO, 5.00%, 10/1/2027	3,585	4,562
GO, 5.00%, 10/1/2028	3,585	4,666
GO, 5.00%, 10/1/2029	3,815	5,066

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,493
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.71%, 12/10/2020(b)	13,000	13,073
Series A, Rev., 5.00%, 12/1/2021	655	686
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	304
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	464
GO, 5.00%, 10/1/2029	425	575
GO, 5.00%, 10/1/2030	250	341
GO, 5.00%, 10/1/2031	325	441
School District of Philadelphia (The) Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	15,000	15,329
Schuylkill Valley School District
GO, 5.00%, 4/1/2022	255	271
GO, 5.00%, 4/1/2022 (d)	95	101
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,673
Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	439
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	804
Rev., 5.00%, 6/1/2028	2,265	2,909
Rev., 5.00%, 6/1/2029	3,115	4,083
Rev., 5.00%, 6/1/2030	1,740	2,322
Rev., 5.00%, 6/1/2031	2,125	2,821
Rev., 5.00%, 6/1/2032	1,105	1,458
Sports and Exhibition Authority of Pittsburgh and Allegheny County
Rev., AGM, 5.00%, 2/1/2028	2,590	3,317
Rev., AGM, 5.00%, 2/1/2029	2,750	3,584
Rev., AGM, 5.00%, 2/1/2030	2,925	3,822
Rev., AGM, 5.00%, 2/1/2031	4,750	6,178
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,827
Rev., 5.00%, 6/15/2024	2,625	2,946
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	682
Series 2019B, GO, 4.00%, 10/1/2029	420	496

Total Pennsylvania		155,656

Rhode Island — 0.0% (g)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GAN, 5.00%, 6/15/2022	25	27

South Carolina — 0.2%
Charleston County School District GO, SCSDE, 5.00%, 3/1/2025	3,000	3,609

South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group
Series B, Rev., 4.00%, 11/1/2021	500	517
Series B, Rev., 5.00%, 11/1/2022	375	407
South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	496

Total South Dakota		1,420

Tennessee — 1.1%
County of Hamilton
Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,436
Series 2020B, GO, 5.00%, 3/1/2028	3,705	4,863
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,401
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,438
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,531
Series A, Rev., 4.00%, 5/1/2023	1,400	1,515

Total Tennessee		20,184

Texas — 7.0%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,463
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,195
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	313
Series 2018C, Rev., 5.00%, 8/1/2027	200	257
Series 2018C, Rev., 5.00%, 8/1/2029	325	413

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	796
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series 2017A, Rev., 5.00%, 1/1/2021	500	502
Series 2017A, Rev., 5.00%, 1/1/2022	750	768
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	797
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,573
City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	480
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,357
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	719
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	767
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	605
City of Denton GO, 5.00%, 2/15/2023	1,045	1,154
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	548
GO, 5.00%, 8/15/2025	4,035	4,921
City of Galveston GO, 4.00%, 5/1/2024	635	711
City of Galveston, Waterworks and Sewer System Rev., 5.00%, 5/1/2021	265	270
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,269
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,035
Series A, GO, 5.00%, 3/1/2025	1,195	1,429
City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (c)	6,480	6,530
College of the Mainland, Limited Tax GO, 4.00%, 8/15/2034	2,860	3,406
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,101
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2028	270	351
Series 2020A, GO, 5.00%, 2/15/2029	285	378
Series 2020A, GO, 5.00%, 2/15/2030	300	396
Series 2020A, GO, 5.00%, 2/15/2031	630	827
Series 2020A, GO, 5.00%, 2/15/2032	660	861
Series 2020A, GO, 4.00%, 2/15/2033	345	418
Series 2020A, GO, 4.00%, 2/15/2035	375	451
County of Kaufman, Unlimited Tax Road
GO, 5.00%, 2/15/2030	665	878
GO, 5.00%, 2/15/2032	425	555
GO, 4.00%, 2/15/2034	465	561
GO, 4.00%, 2/15/2035	300	361
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	6,385	7,648
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,786
Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,538
Galveston County, Unlimited Tax Road
GO, 4.00%, 2/1/2024	980	1,092
GO, 4.00%, 2/1/2025	800	919
Georgetown Independent School District Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,609
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	10,903
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,235
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	585
Hereford Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,707
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,770

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.21%, 12/10/2020 (b)	1,665	1,641
Series 2017A, Rev., 5.00%, 10/15/2022	250	271
Series 2017A, Rev., 5.00%, 10/15/2028	250	301
Series 2017A, Rev., 5.00%, 10/15/2029	500	599
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	313
Klein Independent School District Series B, GO, 5.00%, 8/1/2029	525	633
Lewisville Independent School District
GO, PSF-GTD, 5.00%, 8/15/2025	750	845
GO, PSF-GTD, 5.00%, 8/15/2026	750	844
GO, PSF-GTD, 5.00%, 8/15/2027	650	730
Lower Colorado River Authority
Series B, Rev., 5.00%, 5/15/2022 (d)	60	64
Series B, Rev., 5.00%, 5/15/2023	4,700	5,013
New Braunfels Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/1/2034	1,000	1,181
North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,880
Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,145
Richardson Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,114
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	709
Southside Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	270
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2021	425	442
Rev., 5.00%, 10/1/2022	400	433
Rev., 5.00%, 10/1/2023	400	449
State of Texas Rev., TRAN, 4.00%, 8/26/2021	12,480	12,830
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Series D, Rev., 6.25%, 12/15/2026	1,520	1,783
University of Texas (The), Financing System Series 2020C, Rev., 5.00%, 8/15/2031	5,000	7,072
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2022	545	588
Rev., 5.00%, 8/15/2023	325	365
Rev., 5.00%, 8/15/2027	350	447

Total Texas		125,170

Utah — 1.2%
Salt Lake City Corp., International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,067
State of Utah GO, 5.00%, 7/1/2021	4,925	5,063
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	10,380	11,737
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	556
Rev., AGM, 5.00%, 2/1/2025	250	297
Rev., AGM, 5.00%, 2/1/2027	720	908
Rev., AGM, 5.00%, 2/1/2029	1,070	1,338

Total Utah		20,966

Vermont — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	780
Rev., 5.00%, 10/1/2022	855	922
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	419

Total Vermont		2,121

Virginia — 2.6%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,356

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,559
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,377
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	25,548
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,269
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,572

Total Virginia		46,681

Washington — 1.2%
Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	616
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,366

Total Washington		20,982

West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,990

Wisconsin — 1.6%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	255
PMA Levy and Aid Anticipation Notes Program Series 2020A, Rev., 3.00%, 3/22/2021	1,500	1,513
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	6,086
Series 1, GO, 5.00%, 11/1/2026	1,135	1,440
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	3,002
Wauwatosa School District, School Building and Improvement
Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,430
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,639
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	389
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,252

Total Wisconsin		28,006

TOTAL MUNICIPAL BONDS (Cost $1,555,098)		1,620,460

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0% (g)
FNMA, REMIC Series 2002-36, Class FS, 0.65%, 6/25/2032 (c) (Cost $106)	106	106

	Shares (000)
SHORT-TERM INVESTMENTS — 10.7%
INVESTMENT COMPANIES — 10.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (h) (i) (Cost $192,108)	192,003	192,118

Total Investments — 100.7% (Cost $1,747,312)		1,812,684
Liabilities in Excess of Other Assets — (0.7)%		(11,726)

Net Assets — 100.0%		1,800,958

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$106	$—	$106
Municipal Bonds	—	1,620,460	—	1,620,460
Short-Term Investments
Investment Companies	192,118	—	—	192,118

Total Investments in Securities	$192,118	$1,620,566	$—	$1,812,684

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a) (b)	$48,403	$754,573	$610,853	$(14)	$9	$192,118	192,003	$137	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.